              As filed with the Securities and Exchange Commission

                              on February 12, 1999


                        Securities Act File No. 33-22817
                    Investment Company Act File No. 811-5600

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ___                     [ ]

                        Post-Effective Amendment No. 12                     [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 13                            [X]


                        (Check appropriate box or boxes)

          Warburg, Pincus Intermediate Maturity Government Fund, Inc.
              ....................................................
               (Exact Name of Registrant as Specified in Charter)

         466 Lexington Avenue
         New York, New York                                10017-3147
              ....................................................
         (Address of Principal Executive Offices)          (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Janna Manes, Esq.
          Warburg, Pincus Intermediate Maturity Government Fund, Inc.
                              466 Lexington Avenue
                         New York, New York 10017-3147
              ....................................................
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                         New York, New York 10019-6099

        APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: FEBRUARY 22, 1999






     It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 22, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 11 filed on December 15, 1998.

                                     PART C
                               OTHER INFORMATION

ITEM 23.  Exhibits


     Exhibit No.              Description of Exhibit
     -----------              ----------------------

        a(1)                  Articles of Incorporation.(1)

         (2)                  Articles Supplementary.(2)

        b(1)                  Amended and Restated By-Laws.(1)

         (2)                  Amendment to By-Laws.(3)

        c                     Form of Stock Certificates.(4)


        d                     Investment Advisory Agreement.(1)



        e                     Form of Distribution Agreement.(2)


        f                     Not applicable.

        g                     Form of Custodian Agreement with PNC
                              Bank, as amended.(5)

        h(1) Form of Transfer Agency Agreement with State Street Bank & Trust Company.(6)

-------------------
(1) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission in January 16, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on February 11, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on February 17, 1998.

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc. filed on September 25, 1995 (Securities Act File No. 33-61225).

(5) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus International Equity Fund, Inc. filed on September 22, 1995 (Securities Act File No. 33-27031).

                                     PART C
                               OTHER INFORMATION

ITEM 23.  Exhibits


     Exhibit No.              Description of Exhibit
     -----------              ----------------------

        a(1)                  Articles of Incorporation.(1)

         (2)                  Articles Supplementary.(2)

        b(1)                  Amended and Restated By-Laws.(1)

         (2)                  Amendment to By-Laws.(3)

        c                     Form of Stock Certificates.(4)


        d                     Investment Advisory Agreement.(1)



        e                     Form of Distribution Agreement.(2)


        f                     Not applicable.

        g                     Form of Custodian Agreement with PNC
                              Bank, as amended.(5)

        h(1) Form of Transfer Agency Agreement with State Street Bank & Trust Company.(6)

-------------------
(1) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission in January 16, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on February 11, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on February 17, 1998.

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc. filed on September 25, 1995 (Securities Act File No. 33-61225).

(5) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus International Equity Fund, Inc. filed on September 22, 1995 (Securities Act File No. 33-27031).

 Exhibit No.         Description of Exhibit
------------         ----------------------
     (2)             Form of Co-Administration Agreement with
                     Counsellors Funds Service, Inc.(6)

     (3)             Form of Co-Administration Agreement with
                     PFPC Inc.(6)

     (4)             Forms of Services Agreements.(7)

    i                Opinion and Consent of Willkie Farr &
                     Gallagher, counsel to the Fund.(8)

    j                Consent of PricewaterhouseCoopers, LLP
                     Independent Accountants.(8)

    k                Not applicable.

    l                Form of Purchase Agreement.(5)

    m(1)             Form of Shareholder Services Plan.(9)

     (2)             Form of Distribution Plan.(9)

    n(1)             Financial Data Schedule relating to
                     Common Shares.(8)

     (2)             Financial Data Schedule relating to
                     Advisor Shares.(8)

    o                Form of Rule 18f-3 Plan.(10)

------------------
(6) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

 (7) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63653).

(8)  To be filed by amendment.

(9) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) filed on November 5, 1997 (Securities Act File No. 333-39611).

Item 24. Persons Controlled by or Under Common Control with Registrant

     From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25. Indemnification

     Registrant and officers and directors or trustees of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on February 11, 1997.

Item 26. Business and Other Connections of Investment Adviser

     Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 27. Principal Underwriter

     (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg

___________________
10 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

          (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

Item 28. Location of Accounts and Records

          (1) Warburg, Pincus Intermediate Maturity
              Government Fund, Inc.
              466 Lexington Avenue
              New York, New York 10017-3147
              (Fund's Articles of Incorporation, by-laws and minute books)

          (2) State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110
              (records relating to its functions as transfer agent and dividend disbursing agent)

          (3) PFPC Inc.
              400 Bellevue Parkway
              Wilmington, Delaware 19809
              (records relating to its functions as co-administrator)

          (4) Counsellors Funds Service, Inc.
              466 Lexington Avenue

               New York, New York 10017-3147
               (records relating to its functions as co-administrator)


          (5)  PNC Bank, National Association
               Mutual Fund Custody Services
               200 Stevens Drive
               Suite 440
               Lester, Pennsylvania 19113
               (records relating to its functions as custodian)


          (6)  Counsellors Securities Inc.
               466 Lexington Avenue
               New York, New York 10017-3147
               (records relating to its functions as distributor)

          (7)  Warburg Pincus Asset Management, Inc.
               466 Lexington Avenue
               New York, New York 10017-3147
               (records relating to its functions as investment adviser)

          (8)  Boston Financial Data Services, Inc.
               2 Heritage Drive
               North Quincy, Massachusetts 02171
               (records relating to its functions as transfer agent and dividend disbursing agent)

Item 29.  Management Services

          Not applicable

Item 30.  Undertakings


          Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of February, 1999.


                                   WARBURG, PINCUS INTERMEDIATE
                                     MATURITY GOVERNMENT FUND, INC.

                                   By: /s/ Eugene L. Podsiadlo
                                       -----------------------
                                           Eugene L. Podsiadlo
                                               President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated.



Signature                        Title                             Date
---------                        -----                             ----

/s/ John L. Furth                Chairman of the Board         February 12, 1999
-----------------------          of Directors
    John L. Furth

/s/ Eugene L. Podsiadlo          President                     February 12, 1999
---------------------------
    Eugene L. Podsiadlo

/s/ Howard Conroy                Vice President and Chief      February 12, 1999
---------------------------      Financial Officer
    Howard Conroy

/s/ Daniel S. Madden             Treasurer and Chief           February 12, 1999
---------------------------      Accounting Officer
    Daniel S. Madden

/s/ Richard N. Cooper            Director                      February 12, 1999
---------------------------
    Richard N. Cooper

/s/ Jack W. Fritz                Director                      February 12, 1999
---------------------------
    Jack W. Fritz

/s/ Jeffrey E. Garten            Director                      February 12, 1999
---------------------------
    Jeffrey E. Garten

/s/ Arnold M. Reichman           Director                      February 12, 1999
---------------------------
    Arnold M. Reichman

/s/ Alexander B. Trowbridge      Director                      February 12, 1999
---------------------------
    Alexander B. Trowbridge
